REVENUE - Disaggregation of Revenue by Product Line (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Total Revenue	€ 5,907	€ 5,686	€ 5,237
Packaging rolled products
Disclosure of products and services [line items]
Total Revenue	2,172	2,245	2,146
Automotive rolled products
Disclosure of products and services [line items]
Total Revenue	816	636	483
Specialty and other thin-rolled products
Disclosure of products and services [line items]
Total Revenue	151	169	176
Aerospace rolled products
Disclosure of products and services [line items]
Total Revenue	863	773	760
Transportation, Industry and other rolled products
Disclosure of products and services [line items]
Total Revenue	557	566	541
Automotive extruded products
Disclosure of products and services [line items]
Total Revenue	797	714	614
Other extruded products
Disclosure of products and services [line items]
Total Revenue	551	573	504
Other
Disclosure of products and services [line items]
Total Revenue	€ 0	€ 10	€ 13